Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2011
Intangible Assets [Abstract]
Intangible assets and deferred market rent liabilities

Intangible assets and deferred market rent liabilities consisted of the following at December 31 (amounts in thousands):

	2011			2010
	Gross Intangibles	Accumulated Amortization	Net Intangibles	Gross Intangibles	Accumulated Amortization	Net Intangibles
In-place leases	$56,422	$(15,543)	$40,879	$53,974	$(29,548)	$24,426

Customer relationships	1,001	(275)	726	884	(248)	636
Leasing commissions	9,500	(2,390)	7,110	7,906	(2,039)	5,867
Marketing and leasing	205	(33)	172	—	—	—
Deferred market rent assets	4,572	(1,368)	3,204	2,525	(1,003)	1,522
Goodwill	6,930	—	6,930	2,100	—	2,100

	$78,630	$(19,609)	$59,021	$67,389	$(32,838)	$34,551

Deferred market rent liability	$9,757	$(4,942)	$4,815	$11,822	$(5,790)	$6,032

Projected amortization of intangible assets, including deferred market rent assets and liabilities

Projected amortization of intangible assets, including deferred market rent assets and liabilities, as of December 31, 2011, for each of the five succeeding fiscal years is as follows (amounts in thousands):

2012	$10,132
2013	8,621
2014	7,245
2015	6,309
2016	4,973
Thereafter	9,996

$47,276